Note 22 - Selected Quarterly Financial Data (Unaudited) - Selected Quarterly Financial Data (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Total income	$ 11,564	$ 11,330	$ 10,902	$ 10,199	$ 7,821	$ 7,420	$ 7,405	$ 7,348	$ 43,995	$ 29,994	$ 28,595
Interest expense	1,762	1,818	1,625	1,442	1,073	1,026	1,066	1,025	6,647	4,190	3,820
Net interest income	9,802	9,512	9,277	8,757	6,748	6,394	6,339	6,323	37,348	25,804	24,775
Provision for loan losses	430	280	170	165	255	105	105	105
Net interest income after provision for loan losses	9,372	9,232	9,107	8,592	6,493	6,289	6,234	6,218	36,303	25,234	24,460
Total noninterest income	918	1,441	989	1,511	900	977	1,173	909	4,859	3,959	4,044
Total noninterest expense	6,217	7,297	6,704	7,267	4,957	5,662	4,915	5,338	27,485	20,872	20,077
Income before income tax benefit	4,073	3,376	3,392	2,836	2,436	1,604	2,492	1,789	13,677	8,321	8,427
Income tax benefit	1,687	914	885	736	776	261	566	302	4,222	1,905	1,562
Net income	$ 2,386	$ 2,462	$ 2,507	$ 2,100	$ 1,660	$ 1,343	$ 1,926	$ 1,487	$ 9,455	$ 6,416	$ 6,865
Net income, basic (in dollars per share)	$ 0.73	$ 0.77	$ 0.84	$ 0.78	$ 0.71	$ 0.60	$ 0.94	$ 0.79	$ 3.12	$ 3.04	$ 3.41
Net income, diluted (in dollars per share)	$ 0.73	$ 0.76	$ 0.83	$ 0.78	$ 0.70	$ 0.60	$ 0.94	$ 0.79	$ 3.10	$ 3.03	$ 3.39
Weighted-average common shares and common stock equivalents used to calculate basic earnings per share (in shares)	3,215,300	3,212,335	3,000,451	2,679,816	2,251,412	2,247,587	2,051,137	1,878,177	3,028,950	2,107,857	2,014,966
Weighted-average common shares and common stock equivalents used to calculate diluted earnings per share (in shares)	3,231,791	3,223,753	3,014,140	2,692,015	2,264,712	2,256,230	2,059,411	1,886,943	3,052,585	2,119,214	2,024,120